Segment Reporting - Reconciliation of Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Net operating income	$ 149,146,000	$ 117,975,000	$ 85,522,000
General and administrative	(28,253,000)	(19,952,000)	(16,497,000)
Depreciation and amortization	(72,216,000)	(70,063,000)	(54,758,000)
Interest expense	(25,932,000)	(25,470,000)	(19,071,000)
Interest income	30,000	272,000	306,000
Acquisition-related expenses	(4,641,000)	(1,446,000)	(1,051,000)
Other expense	(14,000)	(99,000)	(92,000)
Income (Loss) before Gain or Loss on Sale of Properties, and Extraordinary Items	18,148,000	1,415,000	(5,457,000)
Intersegment sales	0	0
Intersegment transfers	$ 0	$ 0